As filed with the Securities and Exchange Commission on December 19, 2001

                                                     Registration Nos. 333-68160
                                                                        811-7345
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. ____

                       [X] Post-Effective Amendment No. 1
                                                       ____
                        (Check appropriate Box or Boxes)


                            CDC NVEST FUNDS TRUST III
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 449-2801
                        (Area Code and Telephone Number)

                399 Boylston Street, Boston, Massachusetts 02116
          (Address of Principal Executive Offices, including Zip Code)


                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

                                    Copy to:
                               John M. Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).
                 (Approximate Date of Proposed Public Offering)

     Title of Securities Being Registered: Shares of beneficial interest of CDC Nvest Jurika & Voyles Small Cap Growth Fund, a series of the Registrant.

     The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. No filing fee is due because of reliance on Section 24(f).

This Post-Effective Amendment No. 1 (the "Amendment") to this Registration Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of adding the enclosed exhibits to this Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this Amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on September 28, 2001 (Accession No. 0000949377-01-500369).

                                                     Registration Nos. 333-68160
                                                                        811-7345

                           CDC NVEST FUNDS TRUST III
                                     PART C
                               OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

     Under Article 4 of the Registrant's By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-laws contained in the initial registration statement on Form N-1A filed on August 23, 1995 as exhibit b(2) and incorporated herein by reference.

     The Distribution Agreements, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the "Agreements") contained herein and in various post-effective amendments to the registration statement on Form N-1A and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in the registration statement on Form N-1A and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act "), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits.

(1)                      Charter

         (a) The Registrant's Agreement and Declaration of Trust dated August 22, 1995 (the "Agreement and Declaration") is incorporated by reference to exhibit (a)(1) to Post-Effective Amendment ("PEA") No. 11 to the Registrant's initial registration statement ("Registration Statement") filed on April 27, 2000.

         (b) Amendment No. 1 dated March 2, 1998 to the Agreement and Declaration is incorporated by reference to exhibit
                         (a)(2) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

         (c) Amendment No. 2 dated February 22, 1999 to the Agreement and Declaration is incorporated by reference to exhibit (a)(3) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

         (d) Amendment No. 3 dated November 12, 1999 to the Agreement and Declaration is incorporated by reference to exhibit (a)(4) to PEA No. 10 to the Registration Statement filed on February 18, 2000.

         (e) Amendment No. 4 dated November 10, 2000 to the Agreement and Declaration is incorporated by reference to exhibit (a)(5) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

         (f) Amendment No. 5 dated February 23, 2001 to the Agreement and Declaration is incorporated by reference to exhibit (a)(6) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

         (g) Amendment No. 6 dated March 23, 2001 to the Agreement and Declaration is incorporated by reference to exhibit
                         (a)(7) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

         (h) Amendment No. 7 dated August 31, 2001 to the Agreement and Declaration is incorporated by reference to exhibit
                         (a)(8) to PEA No. 17 to the Registration Statement filed on September 10, 2001.

(2)                      By-Laws.

                         The Registrant's By-Laws are incorporated by reference to exhibit (b)(2) of the initial Registration Statement filed on August 23, 1995.

(3)                      Voting Trust Agreements.

                         Not applicable.

(4)                      Agreement and Plan of Reorganization.

                         Form of Agreement and Plan of Reorganization among Jurika & Voyles Fund Group, Registrant, CDC IXIS Asset Management North America, L.P., Jurika & Voyles, L.P. and CDC IXIS Asset Management Advisers, L.P. relating to the Acquisition is incorporated by reference to Appendix B of Part A to the initial registration statement on Form N-14 filed on August 22, 2001.

(5)                      Instruments Defining Rights of Security Holders.

                         Rights of shareholders are described in Article III,
                         Section 6 of the Agreement and Declaration incorporated by reference to exhibit (a)(7) to PEA No. 17 to the Registration Statement filed on September 10, 2001 and exhibit (a)(1) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

(6)                      Investment Advisory Contracts.

         (a)      (i)    Advisory Agreement dated October 30, 2000 between
                         the Registrant, on behalf of CDC Nvest Large Cap Value
                         Fund, and CDC IXIS Asset Management Advisers, L.P.
                         ("CDC IXIS Advisers") is incorporated by reference to exhibit d(1)(i) to PEA No. 13 to the Registration
                         Statement filed on February 27, 2001.

                  (ii) Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye
                         Fund), and CDC IXIS Advisers is incorporated by reference to exhibit d(1)(ii) to PEA No. 13 to the

                         Registration Statement filed on February 27, 2001.

                  (iii) Advisory Agreement dated March 15, 2001 between the Registrant, on behalf of CDC Nvest Mid Cap Growth Fund, and CDC IXIS Advisers is incorporated by reference to exhibit (d)(1) (iv) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

                  (iv) Advisory Agreement dated March 15, 2001 between the Registrant, on behalf of CDC Nvest Select Fund, and CDC IXIS Advisers is incorporated by reference to exhibit
                         (d)(1)(v) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

         (b)      (i)    Subadvisory Agreement dated October 30, 2000 among
                         the Registrant, on behalf of CDC Nvest Large Cap Value
                         Fund, CDC IXIS Advisers and Vaughan, Nelson,
                         Scarborough & McCullough, L.P. ("Vaughan Nelson") is incorporated by reference to exhibit d(2)(i) to PEA No.
                         13 to the Registration Statement filed on February 27,
                         2001.

                  (ii) Subadvisory Agreement dated October 30, 2000 among the Registrant, on behalf of CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye
                         Fund), CDC IXIS Advisers and Jurika & Voyles, L.P. ("Jurika & Voyles") is incorporated by reference to exhibit d(2)(ii) to PEA No. 13 to the Registration Statement filed on February 27, 2001.

                  (iii) Subadvisory Agreement dated March 15, 2001 among the Registrant, on behalf of CDC Nvest Mid Cap Growth Fund, CDC IXIS Advisers and Loomis Sayles & Company, L.P. ("Loomis Sayles") is incorporated by reference to exhibit (d)(2) (iii) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

                  (iv) Subadvisory Agreement dated March 15, 2001 among the Registrant , on behalf of CDC Nvest Select Fund, CDC IXIS Advisers and Harris Associates L.P. ("Harris Associates") is incorporated by reference to exhibit
                         (d)(2)(v) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

(7)                      Distribution Agreements and Dealer Agreements

         (a) Distribution Agreement dated October 30, 2000 between the Registrant on behalf of CDC Nvest Large Cap Value Fund and CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 13 to the Registration Statement filed on February 27, 2001.

         (b) Distribution Agreement dated October 30, 2000 between the Registrant, on behalf of CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye
                         Fund), and CDC IXIS Distributors is incorporated by reference to exhibit (e)(2) to PEA No. 13 to the Registration Statement filed on February 27, 2001.

         (c) Distribution Agreement dated March 15, 2001 between the Registrant, on behalf of CDC Nvest Mid Cap Growth Fund, and CDC IXIS Distributors is incorporated by reference to exhibit (e)(4) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

         (d) Distribution Agreement dated March 15, 2001 between the Registrant, on behalf of CDC Nvest Select Fund, and CDC IXIS Distributors is incorporated by reference to exhibit (e)(5) to PEA No. 16 to the Registration Statement filed on April 30, 2001.

         (e) Form of Dealer Agreement used by CDC IXIS Distributors is incorporated by reference to exhibit e(5) of PEA No. 20 of the Registration Statement filed on December 3, 2001.

(8)                      Bonus or Profit Sharing Contracts.

                         Not applicable.

(9)                      Custodian Agreements.

         (a) Custodian Contract dated November 15, 1995 between the Registrant and State Street Bank and Trust Company ("State Street Bank") is incorporated by reference to exhibit (g)(1) to PEA No. 13 to the Registration Statement filed on February 27, 2001.

         (b) Letter Agreement dated March 16, 1998 between Registrant and State Street Bank relating to the applicability of the Custody Contract to CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye Fund) is incorporated by reference to exhibit (g)(2) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

         (c) Amendment dated February 28, 2000 to the Custody Contract dated November 15, 1995 is incorporated by reference to exhibit (g)(4) to PEA No. 11 to the Registration Statement filed on April 27, 2000.

         (d) Amendment dated June 15, 2001 to the Custody Contract dated November 15, 1995 is incorporated by reference to exhibit 9(d) to the Registrant's Registration Statement on form N-14 filed on August 22, 2001.

(10)                     Rule 12b-1 Plans.

         (a)      (i)    Rule 12b-1 Plan for class A shares of CDC Nvest
                         Large Cap Value Fund is incorporated by reference to exhibit m(1) to PEA No. 15 to the Registration
                         Statement filed on March 12, 2001.

                  (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Large Cap Value Fund is incorporated by reference to exhibit m(2) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

                  (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Large Cap Value Fund is incorporated by reference to exhibit m(3) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

         (b)      (i)    Rule 12b-1 Plan for class A shares of CDC Nvest
                         Jurika & Voyles Small Cap Growth Fund (formerly CDC
                         Nvest Bullseye Fund) is incorporated by reference to exhibit m(4) to PEA No. 15 to the Registration
                         Statement filed on March 12, 2001.

                  (ii) Rule 12b-1 Plan for class B shares of CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye Fund) is incorporated by reference to exhibit m(5) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

                  (iii) Rule 12b-1 Plan for class C shares of CDC Nvest Jurika & Voyles Small Cap Growth Fund (formerly CDC Nvest Bullseye Fund) is incorporated by reference to exhibit m(6) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

         (c)      (i)    Rule 12b-1 Plan relating to class A shares of CDC
                         Nvest Mid Cap Growth Fund is incorporated by reference to exhibit m(10) to PEA No. 15 to the Registration
                         Statement filed on March 12, 2001.

                  (ii) Rule 12b-1 Plan relating to class B shares of CDC Mid Cap Growth Fund is incorporated by reference to exhibit m(11) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

                  (iii) Rule 12b-1 Plan relating to class C shares of CDC Nvest Mid Cap Growth Fund is incorporated by reference to exhibit m(12) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

         (d)      (i)    Rule 12b-1 Plan relating to class A shares of CDC
                         Nvest Select Fund is incorporated by reference to exhibit m(13) to PEA No. 15 to the Registration
                         Statement filed on March 12, 2001.

                  (ii) Rule 12b-1 Plan relating to class B shares of CDC Nvest Select Fund is incorporated by reference to exhibit m(14) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

                  (iii) Rule 12b-1 Plan relating to class C shares of CDC Nvest Select Fund is incorporated by reference to exhibit m
                         (15) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

         (e)             Rule 18f-3 Plan

                         Registrant's Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended, dated December 1, 2000, is incorporated by reference to exhibit (n) to PEA No. 12 to the Registration Statement filed on December 22, 2000.

(11)                     Opinion and Consent of Counsel.

                         Opinion and Consent of Ropes & Gray as to the legality of the securities being registered is incorporated by reference to exhibit (11) to the initial registration statement on Form N-14 filed on August 22, 2001.

(12) Opinion and Consent of Counsel Relating to Tax Matters and Consequences to Shareholders.

         (a) Opinion and Consent of Ropes & Gray for Jurika & Voyles Small-Cap Fund and CDC Nvest Jurika & Voyles Small Cap Growth Fund supporting the tax matters and consequences to shareholders discussed in the proxy/prospectus is filed herewith.

(13)                     Other Material Contracts.

         (a)      (i)    Transfer Agency and Service Agreement dated
                         November 1, 1999 among the Registrant, on behalf of CDC
                         Nvest Large Cap Value and CDC Nvest Jurika & Voyles
                         Small Cap Growth Fund (formerly CDC Nvest Bullseye
                         Fund), CDC Nvest Funds Trust I, CDC Nvest Funds Trust
                         II, CDC Nvest Cash Management Trust and CDC Nvest Tax
                         Exempt Money Market Trust and CDC IXIS Asset Management
                         Services, Inc. ("CIS") is incorporated by reference to exhibit (h)(1) to PEA No. 11 to the Registration
                         Statement filed on April 27, 2000.

                  (ii) Amendment dated January 1, 2001 to Fee Schedule of Transfer Agency and Service Agreement dated November 1, 1999 is incorporated by reference to exhibit h(1)(ii) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

         (b)      (i)    Administrative Services Agreement dated October 30,
                         2000 among the Registrant, on behalf of CDC Nvest Large
                         Cap Value Fund and CDC Nvest Jurika & Voyles Small Cap
                         Growth Fund (formerly CDC Nvest Bullseye Fund), CDC
                         Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC
                         Nvest Cash Management Trust and CDC Nvest Tax Exempt
                         Money Market Trust and CIS is incorporated by reference to exhibit h(2)(i) to PEA No. 15 to the Registration
                         Statement filed on March 12, 2001.

                  (ii) Amendment dated December 1, 2000 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit h(2)(ii) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

                  (iii) Amendment dated January 2, 2001 to Administrative Services Agreement dated October 30, 2000 is incorporated by reference to exhibit h(2)(iii) to PEA No. 15 to the Registration Statement filed on March 12, 2001.

         (c)      (i)    Fee Waiver/Expense Reimbursement Undertakings dated
                         September 1, 2001 between CDC IXIS Advisers and the
                         Registrant and its respective series enumerated in such undertakings is incorporated by reference to exhibit h(3)(i) to PEA No. 20 to the Registration Statement filed on December 3, 2001.

         (d)      (i)    Amended and Restated Exclusive Securities Lending
                         Arrangement dated November 9, 2000, as amended April 1,
                         2001, between Credit Suisse First Boston Corporation and the Registrant on behalf of its CDC Nvest Jurika &
                         Voyles Small Cap Growth Fund (formerly CDC Nvest
                         Bullseye Fund), CDC Nvest Large Cap Value Fund, CDC
                         Nvest Equity Research Fund, CDC Nvest Mid Cap Growth
                         Fund and CDC Nvest Select Fund is incorporated by reference to exhibit (h)(4)(i) to PEA No. 17 to the Registration Statement filed on September 10, 2001.

(14)                     Other Opinions.

                         Consent of PricewaterhouseCoopers LLP is incorporated by reference to exhibit (14) to the initial registration statement on Form N-14 filed on August 22, 2001.

(15)                     Omitted Financial Statements.

                         Not applicable.

(16)                     Powers of Attorney

                         Powers of Attorney for Peter S. Voss, Graham T. Allison, Jr., Daniel M. Cain, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane, Pendleton P. White granted to John M. Loder, John E. Pelletier and Thomas P. Cunningham are incorporated by reference to exhibit (16) to the initial registration statement on Form N-14 filed on August 22, 2001.

(17)                     Additional Exhibits.

                         Form of Proxy card is incorporated by reference to exhibit (17) to the initial registration statement on Form N-14 filed on August 22, 2001.

(99)     (a)             Prospectus dated October 27, 2000 for shares of the
                         Jurika & Voyles Fund Group.  /1/

         (b) Statement of Additional Information October 27, 2000 of Jurika & Voyles Fund Group. /1/

         (c) Annual Report of Jurika & Voyles Fund Group for the period ending June 30, 2001. /2/

         (d) Statement of Additional Information dated May 1, 2001 of CDC Nvest Funds Trust I. /3/

         (e) Statement of Additional Information dated May 1, 2001 of CDC Nvest Funds Trust III. /4/

         (f) Annual Report to the Shareholders of CDC Nvest Bullseye Fund for the period ended December 31, 2000. /5/

         (g) Semi-Annual Report to the Shareholders of CDC Nvest Bullseye Fund for the period ended June 30, 2001. /6/

                         /1/ Incorporated by Reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Jurika & Voyles Fund Group, filed on October 27, 2001 (File No: 033-81754; Accession No.:0000950147-

                         00-001633).

                         /2/ Incorporated by Reference from the Annual Report on Form N-30D of Jurika & Voyles Fund Group, filed on August 20, 2001 (File No: 811-08646; Accession No.:
                         0000912057-01-529381).

                         /3/ Incorporated by Reference from Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of CDC Nvest Funds Trust I, filed on April 30, 2001 (File No: 002-98326; Accession No.:
                         0000927016-01-500437).

                         /4/ Incorporated by Reference from Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of CDC Nvest Funds Trust III, filed on April 30, 2001 (File No: 033-62061; Accession No.:
                         0000927016-01-500442).

                         /5/ Incorporated by Reference from the Annual Report on Form N-30D of CDC Nvest Funds Trust III, filed on March 2, 2001 (File No: 811-07345; Accession No.:
                         00001127563-01-000036).

                         /6/ Incorporated by Reference from the Semi-Annual Report on Form N-30D of CDC Nvest Funds Trust III, filed on August 20, 2001 (File No: 811-07345; Accession
                         No.: 0000950156-01-500316).



ITEM 17.  UNDERTAKINGS.

         (1) Registrant hereby agrees that prior to any public offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) Registrant hereby agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                            CDC NVEST FUNDS TRUST III
                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Boston, and the Commonwealth of Massachusetts on the 19th day of December, 2001.

                                                     CDC Nvest Funds Trust III

                                                     BY: PETER S. VOSS*
                                                         Peter S. Voss
                                                         Chief Executive Officer

                                                    *BY: /S/ JOHN E. PELLETIER
                                                         John E. Pelletier
                                                         Attorney-In-Fact**

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE                       TITLE                          DATE

PETER S. VOSS*
Peter S. Voss                   Chairman of the Board;         December 19, 2001
                                Chief Executive Officer;
                                Trustee

/s/ THOMAS P. CUNNINGHAM
Thomas P. Cunningham            Treasurer                      December 19, 2001

GRAHAM T. ALLISON, JR.*
Graham T. Allison, Jr.          Trustee                        December 19, 2001

DANIEL M. CAIN*
Daniel M. Cain                  Trustee                        December 19, 2001

KENNETH J. COWAN*
Kenneth J. Cowan                Trustee                        December 19, 2001

RICHARD DARMAN*
Richard Darman                  Trustee                        December 19, 2001

JOHN T. HAILER*
John T. Hailer                  President; Trustee             December 19, 2001

SANDRA O. MOOSE*
Sandra O. Moose                 Trustee                        December 19, 2001

JOHN A. SHANE*
John A. Shane                   Trustee                        December 19, 2001

PENDLETON P. WHITE*
Pendleton P. White              Trustee                        December 19, 2001

                                                    *By:   /S/ JOHN E. PELLETIER
                                                           John E. Pelletier
                                                           Attorney-In-Fact**
                                                           December 19, 2001

** Powers of Attorney is incorporated by reference to exhibit 16 to the initial registration statement on Form N-14 filed on August 22, 2001.

                                                     Registration Nos. 333-68160
                                                                        811-7345

                            CDC NVEST FUNDS TRUST III

                                  EXHIBIT INDEX

                        EXHIBITS FOR ITEM 16 OF FORM N-14

EXHIBIT     DESCRIPTION

12(a) Opinion and Consent of Ropes & Gray dated November 30, 2001 for Jurika & Voyles Small-Cap Fund and CDC Nvest Jurika & Voyles Small Cap Growth Fund supporting the tax matters and consequences to shareholders discussed in the proxy/prospectus.